Capital Transactions (Details Narrative) - $ / shares							3 Months Ended		12 Months Ended
	Nov. 30, 2016	Oct. 28, 2016	Oct. 10, 2016	Mar. 04, 2016	Jan. 15, 2016	Jan. 07, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Number of Shares Granted during the period									775,000
Number of option vested							50,000		1,125,000
2011 Stock Option Plan [Member]
Number of Shares Granted during the period									725,000	300,000
Number of Shares Exercised during the period							(35,000)	(350,000)	(650,000)	(685,000)
Former Employee [Member]
Number of Shares Granted during the period		140,268		47,727	128,000		35,000
Exercise price per share		$ 0.22		$ 0.15	$ 0.22
Number of Shares Exercised during the period		300,000		150,000	200,000		22,475
Incentive Stock Options [Member]
Number of Shares Granted during the period						50,000
Exercise price per share						$ 0.21
Option vested						10 years
Incentive Stock Options [Member] | 2011 Stock Option Plan [Member]
Number of Shares Granted during the period	75,000		650,000
Exercise price per share	$ 0.34		$ 0.34
Option vested	10 years		10 years
Incentive Stock Options [Member] | 2011 Stock Option Plan [Member] | Tranche One [Member]
Number of option vested			200,000
Incentive Stock Options [Member] | 2011 Stock Option Plan [Member] | Tranche Two [Member]
Option vested			1 year
Number of option vested			250,000
Incentive Stock Options [Member] | 2011 Stock Option Plan [Member] | Tranche Three [Member]
Option vested			2 years
Number of option vested			200,000